Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025
Assets [Line Items]
Cash, cash balances at central banks and other demand deposits		€ 64,016	€ 58,837
Current financial assets at fair value through profit or loss, classified as held for trading		154,695	123,185
Derivative financial assets held for trading		38,807	32,551
Equity instruments held at fair value through profit or loss, classified as held for trading		12,181	9,901
Debt instruments held for trading		36,343	30,846
Loans and advances to central banks held for trading		1,074	620
Loans and advances to banks held for trading		31,774	17,985
Loans and advances to customers held for trading assets		34,515	31,282
Financial assets at fair value through profit or loss, mandatorily measured at fair value		13,171	11,272
Equity instruments, mandatorily measured at fair value		12,253	10,539
Equity instruments, mandatorily measured at fair value		146	192
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		772	541
Financial liabilities at fair value through profit or loss		1,007	1,006
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently		1,007	1,006
Financial assets at fair value through other comprehensive income		62,205	58,809
Investments in equity instruments designated at fair value through other comprehensive income		790	1,360
Debt securities at fair value through other comprehensive income		60,669	57,001
Loans and advances to credit institutions at fair value through other comprehensive income		746	448
Financial assets at amortised cost		627,627	568,893
Debt instruments held at amortised cost		73,703	73,379
Loans and advances to central banks		12,089	10,869
Loans and advances to central banks at amortised cost		32,411	24,244
Loans and advances to customers at amortised cost		509,424	460,401
Derivative financial assets held for hedging		666	570
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(88)	(87)
Investments in subsidiaries, joint ventures and associates		997	994
Investments in joint ventures		191	111
Investments in associates		806	883
Insurance contracts issued that are assets		242	198
Tangible assets		9,770	9,482
Property, plant and equipment		9,518	9,247
Property plant and equipment for own use		8,571	8,367
tangible assets leased out under an operating lease		947	879
Investment property		251	235
Intangible assets and goodwill		3,123	2,856
Goodwill		767	715
Intangible assets other than goodwill		2,356	2,140
Tax assets		17,158	17,867
Current tax assets		3,006	3,998
Deferred tax assets		14,152	13,869
Other assets		5,973	4,985
Insurance contracts linked to pensions		0	0
Inventories		1,331	1,307
Rest other assets		4,642	3,678
Non-current assets or disposal groups classified as held for sale		4,864	709
Assets		965,426	859,576	[1]
Equity and Liabilities [Line Items]
Current financial liabilities at fair value through profit or loss, classified as held for trading		119,389	91,917
Derivative financial liabilities held for trading		36,160	30,345
Short positions held for trading		13,751	13,100
Deposits from central banks held for trading		5,947	3,653
Deposits from credit institutions held for trading		21,683	18,138
Customer deposits held for trading		41,848	26,681
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		21,450	18,417
Deposits from central banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0
Deposits from credit institutions at fair value		0	0
Customer deposits at fair value		865	897
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently		6,810	5,997
Other financial liabilities at fair value		13,774	11,524
Financial liabilities at amortised cost		725,029	658,599
Liabilities due to central banks		19,291	17,226
Deposits from banks		44,263	36,771
Deposits from customers at amortised cost		532,981	502,501
Debt Securities at amortized cost		106,155	81,842
Other financial liabilities		22,339	20,258
Derivative financial liabilities held for hedging		2,102	1,933
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0
Liabilities Covered by Insurance and Reinsurance contracts		13,782	12,760
Provisions		4,343	4,422
Provisions for employee benefits		2,096	2,267
Other long term employees benefits		404	332
Legal proceedings provision		764	805
Provisions commitments and guarantees given		774	725
Other provisions	[2]	305	293
Tax liabilities		4,682	4,020
Current tax liabilities		1,685	1,480
Deferred tax liabilities		2,997	2,540
Other liabilities		7,394	5,709
Liabilities included in disposal groups classified as held for sale		3,463	0
Liabilities		901,635	797,778
Shareholders equity		75,614	76,228
Issued capital		2,735	2,797
Additional paid-in capital		2,735	2,797
Unpaid capital which has been called up		0	0
Share premium		16,945	18,469
Equity instruments issued other than capital		0	0
Other equity interest		33	40
Retained earnings		51,441	46,346
Revaluation surplus		0	0
Other reserves		(600)	203
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(202)	(228)
Other reserves other		(398)	431
Treasury shares		990	299
Profits or losses attributable to owners of the parent		6,051	10,511
Interim dividends		0	(1,840)
Accumulated other comprehensive income		(16,661)	(18,871)
Items that will not be reclassified to profit or loss		(1,941)	(2,505)
Actuarial gains or losses on defined benefit pension plans		(1,686)	(1,396)
Non-current assets and disposal groups classified as held for sale (not reclassified)		1	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates (not reclassified)		0	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income		(216)	(983)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss		0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(41)	(127)
Items that may be reclassified to profit or loss		(14,720)	(16,366)
Hedge of net investments in foreign operations effective portion that may be reclassified to profit or loss		(3,561)	(3,117)
Foreign currency translation that may be reclassified to profit or loss		(10,965)	(13,340)
Hedging derivatives cash flow hedges effective portion that may be reclassified to profit or loss		315	311
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss		(476)	(209)
Hedging instruments non-designated items that may be reclassified to profit or loss		(2)	(4)
Non-current assets and disposal groups classified as held for sale may be reclassified		(35)	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates		3	(7)
Non-controlling interests		4,839	4,441
Accumulated other comprehensive income non controlling interest		(2,801)	(3,059)
Other non controlling interest items		7,641	7,500
Adjusted initial balance		63,792	61,798	[3]
Equity and liabilities		€ 965,426	€ 859,576

[1]
(1) In the first quarter of 2026 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain immaterial income and expenses were reallocated, in particular, between Spain, Mexico, South America and Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2025 have been revised, which has not affected the consolidated financial information of the Group.

[2]	(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.
[3]	(1) Balances as of December 31, 2025 as originally reported in the consolidated financial statements for the year 2025